Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth our contractual obligations of commitment related to lease property management fees as of June 30, 2026:
Commitment
Within 1 year	52,881
2-5 years	61,694
Total	114,575